TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of Transactions With Related Parties
	Year ended December 31,
	2020	2021	2022
	in USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	2,391	2,302	2,968
Compensation and benefits to directors, including benefit component of equity instrument grants	373	300	507

Schedule of Key Management Compensation
	Year ended December 31,
	2020	2021	2022
	in USD thousands
Salaries and other short-term employee benefits	1,656	1,883	2,298
Post-employment benefits	126	136	131
Other long-term benefits	33	35	35
Share-based compensation	949	548	1,011
	2,764	2,602	3,475